Shareholder Accounts                                   Corporate Offices
c/o MGF Service Corp.                                  3707 W. Maple Road
P.O. Box 5354                                       Bloomfield Hills, MI 48301
Cincinnati, OH 45201-5354                               (810) 644-8500
1-800-543-0407                                        Fax (810) 644-4250

                               SCHWARTZ VALUE FUND


May 4, 1998


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Schwartz Investment Trust
     File No. 33-51626

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Schwartz Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 6) has been filed electronically.

If you have any questions, please contact the undersigned at 513/629-2904.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary